Financial Assets and Financial Liabilities - Summary of Information About Fair Value Measurements Using Unobservable Assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	₩ 17,082,701	₩ 14,349,589
Due from financial institutions
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	₩ 45,025	₩ 72,016
Valuation techniques	Hull-white Model	MonteCarlo Simulation, Hull and White Model
Correlation Coefficient Unobservable Inputs Assets		(3.36%)
Relationship Of Volatility Of The Underlying Asset		The higher the volatility of underlying asset, the higher the fair value fluctuation
Relationship Of Correlation		The higher the correlation coefficient, the higher the fair value fluctuation
Interest Rate Unobservable Inputs Assets	0.86%
Relationship Of Interest Rate	The lower the interest rate, the higher the fair value
Due from financial institutions | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Volatility Of The Underlying Asset Unobservable Inputs Assets		14.30%
Due from financial institutions | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Volatility Of The Underlying Asset Unobservable Inputs Assets		39.66%
Debt securities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	₩ 14,061,903	₩ 11,555,588
Valuation techniques	DCF Model, Closed Form, MonteCarlo Simulation, Hull-white Model, Black-Scholes Model, Option Model, Binomial Model, Net Asset Value Method, Milestone Method, Income Approach, Market Value Approach, and others	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull and White Model, Black-Scholes Model, Option Model, Binomial Model, Net Asset Value Method, Milestone Method, Income Approach, Market Value Approach, and others
Recovery Rate Unobservable Inputs Assets	40.00%	40.00%
Relationship Of Growth Rate	The higher the growth rate, the higher the fair value	The higher the growth rate, the higher the fair value
Relationship Of Volatility	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Discount Rate	The lower the discount rate, the higher the fair value	The lower the discount rate, the higher the fair value
Relationship Of Stock Price		The higher the stock price, the higher the fair value
Relationship Of Recovery Rate	The higher the recovery rate, the higher the fair value	The higher the recovery rate, the higher the fair value
Relationship Of Correlation Coefficient Between Underlying Asset	The higher the correlation coefficient, the higher the fair value fluctuation	The higher the correlation coefficient, the higher the fair value fluctuation
Relationship Of Liquidation Value	The higher the liquidation value, the higher the fair value	The higher the liquidation value, the higher the fair value
Relationship Of Volatility of real estate price	The higher the sale price of real estate, the higher the fair value	The higher the sale price of real estate, the higher the fair value
Relationship Of Volatility Of the Stock Price	The higher the volatility, the higher the fair value fluctuation
Debt securities | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Growth Rate Unobservable Inputs Assets	0.00%	0.00%
Volatility Unobservable Inputs Assets	0.24%	13.87%
Discount Rate Unobservable Inputs Assets	1.54%	0.60%
Stock Price Unobservable Inputs Assets		18.87%
Correlation Coefficient Between Underlying Asset Unobservable Inputs Assets	(60.10%)	(60.35%)
Liquidation Value Unobservable Inputs Assets	(1.00%)	(1.00%)
Volatility Of The Stock Price Unobservable Inputs Assets	18.87%
Volatility of real estate price Unobservable Inputs Assets	(1.00%)	(1.00%)
Debt securities | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Growth Rate Unobservable Inputs Assets	3.00%	2.00%
Volatility Unobservable Inputs Assets	37.39%	58.39%
Discount Rate Unobservable Inputs Assets	15.75%	21.37%
Stock Price Unobservable Inputs Assets		19.48%
Correlation Coefficient Between Underlying Asset Unobservable Inputs Assets	93.32%	100.00%
Liquidation Value Unobservable Inputs Assets	1.00%	1.00%
Volatility Of The Stock Price Unobservable Inputs Assets	19.48%
Volatility of real estate price Unobservable Inputs Assets	1.00%	1.00%
Equity securities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	₩ 1,226,381	₩ 969,513
Valuation techniques	Income Approach, Market Value Approach, Asset Value Approach, DCF Model, Comparable Company Analysis, Risk Adjusted Discount Rate Method, Dividend Discount Model, Usage of Past Transactions, Binomial Model, and others	Income Approach, Market Value Approach, Asset Value Approach, DCF Model, Comparable Company Analysis, Risk Adjusted Discount Rate Method, Dividend Discount Model, Usage of Past Transactions, Binomial Model, and others
Relationship Of Growth Rate	The higher the growth rate, the higher the fair value	The higher the growth rate, the higher the fair value
Relationship Of Volatility	The higher the volatility, the higher the fair value fluctuation
Relationship Of Discount Rate	The lower the discount rate, the higher the fair value	The lower the discount rate, the higher the fair value
Relationship Of Stock Price		The higher the stock price, the higher the fair value
Equity securities | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Growth Rate Unobservable Inputs Assets	0.00%	0.50%
Volatility Unobservable Inputs Assets	16.80%
Discount Rate Unobservable Inputs Assets	8.00%	8.80%
Stock Price Unobservable Inputs Assets		23.36%
Equity securities | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Growth Rate Unobservable Inputs Assets	4.00%	2.00%
Volatility Unobservable Inputs Assets	25.50%
Discount Rate Unobservable Inputs Assets	23.00%	24.60%
Stock Price Unobservable Inputs Assets		25.49%
Loans measured at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	₩ 149,073	₩ 93,930
Valuation techniques	DCF Model	DCF Model
Discount Rate Unobservable Inputs Assets	9.91%	8.21%
Relationship Of Discount Rate	The lower the discount rate, the higher the fair value	The lower the discount rate, the higher the fair value
Stock and index
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	₩ 79,297	₩ 184,165
Valuation techniques	DCF Model, Closed Form, MonteCarlo Simulation, Hull-white Model, Black-Scholes Model, Binomial Model, Net Asset Value Method	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull and White Model, Black-Scholes Model, Binomial Model
Relationship Of Volatility Of The Underlying Asset	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation	The higher the correlation coefficient, the higher the fair value fluctuation	The higher the correlation coefficient, the higher the fair value fluctuation
Relationship Of Stock Price		The higher the stock price, the higher the fair value
Stock and index | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Volatility Of The Underlying Asset Unobservable Inputs Assets	10.00%	15.07%
Correlation Coefficient Unobservable Inputs Assets	(60.10%)	(60.35%)
Stock Price Unobservable Inputs Assets		(10.00%)
Stock and index | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Volatility Of The Underlying Asset Unobservable Inputs Assets	58.84%	80.58%
Correlation Coefficient Unobservable Inputs Assets	79.72%	88.17%
Stock Price Unobservable Inputs Assets		10.00%
Currency and interest rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	₩ 43,959	₩ 25,840
Valuation techniques	DCF Model, Hull-white Model, MonteCarlo Simulation, Closed Form	DCF Model, Hull and White Model, MonteCarlo Simulation, Closed Form
Relationship Of Correlation	The higher the correlation coefficient, the higher the fair value fluctuation	The higher the correlation coefficient, the higher the fair value fluctuation
Relationship Of Volatility	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Currency and interest rate | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation Coefficient Unobservable Inputs Assets	8.42%	(48.31%)
Volatility Unobservable Inputs Assets	9.77%	2.67%
Currency and interest rate | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Correlation Coefficient Unobservable Inputs Assets	93.32%	90.16%
Volatility Unobservable Inputs Assets	32.92%	81.32%
Equity securities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	₩ 1,477,063	₩ 1,434,567
Valuation techniques	DCF Model, Comparable Company Analysis, Risk Adjusted Discount Rate Method, IMV Model, Income Approach, Net Asset Value Method, Market Value Approach, and others	Risk Adjusted Discount Rate Method, IMV Model, DCF Model, Comparable Company Analysis, Dividend Discount Model, Net Asset Value Method, Market Value Approach, Hull and White Model, and others
Relationship Of Growth Rate	The higher the growth rate, the higher the fair value	The higher the growth rate, the higher the fair value
Relationship Of Volatility		The higher the volatility, the higher the fair value fluctuation
Relationship Of Discount Rate	The lower the discount rate, the higher the fair value	The lower the discount rate, the higher the fair value
Relationship Of Volatility Of the Stock Price	The higher the volatility, the higher the fair value fluctuation
Relationship Of Volatility Of Interest Rate	The higher the volatility, the higher the fair value fluctuation
Equity securities | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Growth Rate Unobservable Inputs Assets	0.00%	0.00%
Volatility Unobservable Inputs Assets		23.36%
Discount Rate Unobservable Inputs Assets	7.96%	8.80%
Volatility Of The Stock Price Unobservable Inputs Assets	23.36%
Volatility Of Interest Rate Unobservable Inputs Assets	56.32%
Equity securities | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Growth Rate Unobservable Inputs Assets	2.00%	2.00%
Volatility Unobservable Inputs Assets		31.65%
Discount Rate Unobservable Inputs Assets	19.14%	18.02%
Volatility Of The Stock Price Unobservable Inputs Assets	25.49%
Volatility Of Interest Rate Unobservable Inputs Assets	121.17%
Loans
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value		₩ 13,970
Valuation techniques		DCF Model
Relationship Of Discount Rate		The lower the discount rate, the higher the fair value
Loans | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate Unobservable Inputs Assets		2.87%
Loans | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate Unobservable Inputs Assets		4.87%